Stradley Ronon Stevens & Young, LLP 100 Park Avenue Suite 2000 New York, NY 10017 Telephone 212.812.4124 Fax 646.682.7180 www.stradley.com

Jamie M. Gershkow

Partner

jgershkow@stradley.com

212.404.0654

1934 Act Rule 14a-6(a)

1933 Act File No. 033-47287

1940 Act File No. 811-06637

September 18, 2023

VIA EDGAR SUBMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:          The UBS Funds (the “Trust”)

Preliminary Proxy Materials

Commission Staff:

Pursuant to the requirements of Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information cover page, Notice of Special Meeting of Shareholders, Proxy Materials and form of proxy card to be used in connection with a special meeting of shareholders (the “Meeting”) of the series of the Trust. The Meeting is scheduled to be held on November 21, 2023.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number, or in my absence, to Jana L. Cresswell, Esq. at (215) 564-8048.

Very truly yours,

/s/Jamie M. Gershkow
Jamie M. Gershkow, Esquire